Other Current and Noncurrent Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Current and Noncurrent Assets [Abstract]
Schedule of Other Non-current Assets

Other current assets consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Value-added tax recoverable	8,887	9,036	1,243
Loans to third parties	18,827	19,217	2,644
Refund receivable from supplier	2,746	2,746	378
Prepayment	42,599	43,603	6,000
Deposit in Escrow account	21,300	-	-
Deposits	1,828	2,091	288
Staff advances	422	494	68
Others	692	1,132	157
Less: Allowance for doubtful accounts	(2,488)	(2,353)	(324)
	94,813	75,966	10,454

Other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Value-added tax recoverable	7,976	8,887	1,252
Loans to third parties (i)	21,635	18,827	2,652
Refund receivable from supplier	2,746	2,746	387
Prepayment (ii)	-	42,599	6,000
Deposit in Escrow account (iii)	-	21,300	3,000
Deposits	1,218	1,828	257
Staff advances	1,178	422	59
Others	599	692	96
Less: Allowance for doubtful accounts	(1,435)	(2,488)	(350)
	33,917	94,813	13,353

(i)

In January 2023, LY New Energy, Youpin, Youxu Zibo and HN Youxu, respectively, entered into an one-year loan agreement signed annually with Shanghai Huazhen Construction Engineering Co., Ltd (“SH Huazhen”), pursuant to which LY New Energy, Youpin, Youxu Zibo and HN Youxu were entitled to borrow a total loan amount of RMB12,560 (US$1,769) with free interest rate for working capital needs of SH Huazhen. As of December 31, 2023, the balance of loans to SH Huazhen is RMB12,560 (US$1,769).

In December 2023, Youguan Financial Leasing entered into a one-year loan agreement with Cao Yue, Gong Hua and He Guangquan for revolving loan quota, each quota of RMB2.4 million, pursuant to which Youguan Financial Leasing were entitled to borrow a total loan amount of RMB3,000 with free interest rate. As of this period, the loan balance is RMB3,000 (US$423).

In May 2023, U Power Limited entered into a one-year loan agreement with BITTO LTD, pursuant to which U Power Limited were entitled to borrow a total loan amount of US$460 with free interest rate for working capital needs of BITTO LTD. As of December 31, 2023, the balance of loans to BITTO LTD is U$S460.

(ii)	On April 18, 2023, the Company entered into a consulting agreement with Richness Fortune Credit (HK) and prepaid for the service and the consideration for the purchase of the target company in the total amount of Six Million Dollars (US$6,000), of which the intermediary fee is US$0.5 million, and the target company is valued at US$5.5 million. Subsequently in 2024, Richness Fortune Credit (HK) is currently conducting a due diligent investigation and value assessment about a relevant target company. It is expected that the transaction will be completed before June 30, 2024.

(iii)	On December 4, 2023, the Company entered into an Escrow Agreement with an escrow agent named Ortoli Rosenstadt LLP, pursuant to which upon the closing of the Offering, the Company has agreed to deposit an aggregate amount of Three Million Dollars (US$3,000) from the proceeds of the Offering to be received by the Company with the Escrow Agent in an escrow account, to be held and disbursed by the Escrow Agent pursuant to the terms and conditions of the Escrow Agreement. The funds deposited in the Escrow Account, as such amount may be released or returned pursuant to the agreement terms.

Schedule of Allowance for Doubtful Accounts

An analysis of the doubtful accounts was as follows:

	December 31	June 30
	2023	2024
	RMB	RMB	US$
		(Unaudited)
Balance at beginning of the period	(1,435)	(2,488)	(342)
Additional (allowance)/reversal for doubtful accounts	(1,053)	135	18
Balance at the end of the period	(2,488)	(2,353)	(324)

An analysis of the allowance for doubtful accounts was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(1,435)	(202)
Additional allowance charged to expense	(1,435)	(1,053)	(148)
Balance at the end of the year	(1,435)	(2,488)	(350)

Schedule of Other Non-current Assets

Other non-current assets consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Loans to third parties (i)	36,029	36,865	5,073

(i)	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annum. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in Hong Kong. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in Hong Kong. As of the date of this report, no loan has yet been granted to any customers, since there has been no contract entered into yet with any dealers or purchasers of battery swapping stations.

Other non-current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Loans to third parties (iv)	30	36,029	5,075
	30	36,029	5,075

(iv)

On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annual. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in HK area. As of the date of this prospectus, the loan is not yet to be granted to any customers due to the fact that the Company’s vehicle product is still at certification stage and there is no contract entered into yet with any dealers or purchasers of battery swapping stations.